Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 261,275,422	$ 36,799,874	¥ 480,260,071
Restricted cash	15,730,822	2,215,640
Accounts receivable (net of allowance for doubtful accounts of RMB25,435,692 and RMB25,435,692 as of December 31, 2022 and 2023, respectively)	2,280,000	321,131
Trade and other receivables (net of allowance for doubtful accounts of RMB11,443,605 and RMB11,718,489 as of December 31, 2022 and 2023, respectively)	111,553	15,712	384,576
Amounts due from related parties (net of allowance for doubtful accounts of RMB69,880,157 and RMB75,443,757 as of December 31, 2022 and 2023, respectively)			12,570,000
Other current assets	3,203,886	451,258	3,398,964
Total current assets	282,601,683	39,803,615	496,613,611
Long-term investments	200,000,000	28,169,411	200,000,000
Intangible assets, net			138,447
Amounts due from related parties - non-current	422,570,000	59,517,740	206,186,144
Investment in affiliates			29,886,783
Property, plant, and equipment, net	600,627	84,597	1,075,028
Other non-current assets (net of allowance for doubtful accounts of RMB644,447 and RMB644,447 as of December 31, 2022 and 2023, respectively)	3,731,720	525,602	4,959,173
Right-of-use assets	8,491,453	1,195,996	11,448,145
Total Assets	917,995,483	129,296,961	950,307,331
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB4,331,827 and RMB2,000,000 as of December 31, 2022 and 2023, respectively)	5,504,000	775,222	11,028,008
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB651,587 and RMB(21,213,724) as of December 31, 2022 and 2023, respectively)	28,381,583	3,997,462	29,812,224
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2022 and 2023, respectively)	1,863,046	262,405	2,744,062
Amounts due to related parties - current (including amounts due to related parties-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB115,748,800 and RMB50,122,823 as of December 31,2022 and 2023, respectively)			5,992,010
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB1,954,481 and RMB1,903,302 as of December 31,2022 and 2023, respectively)	1,903,302	268,074	2,091,273
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31,2022 and 2023, respectively)			1,621,856
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB (271,617) and RMB2,178 as of December 31, 2022 and 2023, respectively)	48,083,188	6,772,375	38,841,490
Total current liabilities	85,735,119	12,075,538	92,130,923
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2022 and 2023, respectively)	1,179,245	166,093	1,179,245
Operating Lease Liabilities - non-current (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2022 and 2023, respectively)	3,732,204	525,670	7,285,438
Total Liabilities	90,646,568	12,767,301	100,595,606
Commitments and Contingencies (Note 16)
Shareholders’ Equity:
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 191,052,818 and 191,052,818 shares issued and outstanding, as of December 31, 2022 and 2023, respectively)	597,739	84,190	597,739
Additional paid-in capital	1,093,762,610	154,053,242	1,093,762,610
Accumulated deficit	(320,552,501)	(45,148,875)	(296,885,493)
Accumulated other comprehensive income	53,531,219	7,539,715	52,227,157
Total Jupai shareholders' equity	827,339,067	116,528,272	849,702,013
Noncontrolling interests	9,848	1,388	9,712
Total Equity	827,348,915	116,529,660	849,711,725
TOTAL LIABILITIES AND SHAREHOLERS' EQUITY	¥ 917,995,483	$ 129,296,961	¥ 950,307,331